                                                              May 2, 2003

VIA EDGAR SUBMISSION
--------------------

Filing Desk
Securities & Exchange Commission
450 Fifth Street
Judiciary Plaza
Washington, D.C. 20549

         Re:      Certification Filing on behalf of American Skandia Trust
                  Pursuant to Rule 497(j)
                  Registration No. 33-24962
                  Investment Company Act No. 811-5186
                  CIK # 814679
                  -------------------------------------------------

Dear Sir/Madam:

         We hereby  certify,  pursuant to paragraph  (j) of Rule 497,  that:  (1) the form of  Prospectus  and  Statement of Additional
Information of American  Skandia Trust ("AST") that would have been filed under  paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective  amendment to the AST registration  statement  (Post-Effective  Amendment No. 48); and
(2) the text of  Post-Effective  Amendment No. 48 to the AST Registration  Statement was filed  electronically  with the Securities and
Exchange Commission on April 30, 2003.

         If you have any questions, please do not hesitate to contact me at (203) 944-5332.  Thank you for your attention.

                                                              Sincerely,

                                                              /s/Susann A. Palumbo
                                                              Susann A. Palumbo
                                                              Paralegal

cc:  Patrick Scott, Esq.
     Robert K. Fulton, Esq.